Condensed Interim Statement of Net and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement [Line Items]
Revenue	$ 0	$ 0	$ 0	$ 0
Expenses:
Amortization	7,300	5,371	20,766	22,485
Consulting fees	317,771	134,009	1,038,268	505,197
Stock based compensation	412,956	428,528	1,404,364	1,151,933
Insurance	122,588	120,434	357,200	136,391
Management salaries and fees	394,978	622,910	1,793,444	2,062,909
Marketing and investor relations	72,922	55,395	281,598	226,393
Office and general	336,609	110,106	531,016	344,733
Professional fees	190,800	142,299	597,645	466,766
Rent	17,595	23,602	46,346	73,395
Research and Development	16,570,480	9,143,987	49,339,766	18,664,336
Travel	95,358	64,430	243,353	250,327
Foreign exchange (gain)/loss	(68,045)	286,152	(26,998)	(646,245)
Total expenses	18,471,312	11,137,223	55,626,768	23,258,620
Finance Income (cost):
Interest	19,314	93,894	113,532	176,877
Gain (Loss) on change in fair value of warrants	16,887,802	4,075,833	13,021,129	9,928,944
Warrant liability issue cost		(566,960)	(1,827,835)	(1,075,771)
Finance Income (cost)	16,907,116	3,602,767	11,306,826	9,030,050
Net and Comprehensive Loss For The Period	$ 1,564,196	$ 7,534,456	$ 44,319,942	$ 14,228,570
Basic and Diluted Loss Per Share	$ 0.05	$ 0.41	$ 1.54	$ 0.95
Weighted Average Number of Common Shares, Basic and Diluted	31,990,989	18,253,430	28,807,958	14,936,375